Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

11. Income taxes

Components of the income tax expense

EURm	2021	2020	2019
Current tax	(409)	(295)	(367)
Deferred tax	137	(2 961)	229
Total	(272)	(3 256)	(138)

Income tax reconciliation

Reconciliation of the difference between income tax computed at the statutory rate in Finland of 20% and income tax recognized in the consolidated income statement:

EURm	2021	2020	2019
Income tax expense at statutory rate	(385)	(149)	(31)
Permanent differences	47	90	53
Non-creditable withholding taxes	(37)	(37)	(31)
Income taxes for prior years(1)	95	26	(13)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(57)	(39)	(8)
Effect of deferred tax assets not recognized(2)	(77)	(3 202)	(99)
Benefit arising from previously unrecognized deferred tax assets	187	105	29
Net increase in uncertain tax positions	(29)	(12)	(6)
Change in income tax rates	17	(12)	(30)
Income taxes on undistributed earnings	(33)	(26)	(2)
Total	(272)	(3 256)	(138)

(1)  In 2021, relates primarily to a tax benefit related to past operating model integration.

(2)   In 2020, includes a derecognition of deferred tax assets related to Finland.

Income tax liabilities and assets include a net liability of EUR 192 million (EUR 149 million in 2020) relating to uncertain tax positions with inherently uncertain timing of cash outflows.

Prior period income tax returns for certain Group companies are under examination by local tax authorities. Nokia has ongoing tax investigations in various jurisdictions, including the United States, Canada, India, Brazil, Saudi Arabia and South Korea. Nokia’s business and investments, especially in emerging market countries, may be subject to uncertainties, including unfavorable or unpredictable tax treatment. Management judgment and a degree of estimation are required in determining the tax expense or benefit. Even though management does not expect that any significant additional taxes in excess of those already provided for will arise as a result of these examinations, the outcome or actual cost of settlement may vary materially from estimates.

Deferred tax assets and liabilities

	2021			2020
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits	794	–		720	–
Undistributed earnings	–	(136)		–	(104)
Intangible assets and property, plant and equipment	1 167	(176)		1 020	(291)
Right-of-use assets	–	(210)		–	(197)
Defined benefit pension assets	–	(2 052)		3	(1 233)
Other non-current assets	49	(34)		27	(40)
Inventories	79	(13)		120	(8)
Other current assets	152	(81)		98	(46)
Lease liabilities	165	–		164	(3)
Defined benefit pension and other post-employment liabilities	1 023	–		1 045	(7)
Other non-current liabilities	1	–		–	–
Provisions	82	(87)		251	(86)
Other current liabilities	300	(55)		200	(63)
Other temporary differences	36	(14)		5	(13)
Total before netting	3 848	(2 858)	990	3 653	(2 091)	1 562
Netting of deferred tax assets and liabilities	(2 576)	2 576	–	(1 831)	1 831	–
Total after netting	1 272	(282)	990	1 822	(260)	1 562

Movements in the net deferred tax balance during the year:

EURm	2021	2020	2019
As of 1 January	1 562	4 734	4 561
Adoption of new IFRS standards(1)	–	–	(1)
Recognized in income statement, continuing operations	137	(2 961)	229
Recognized in income statement, discontinued operations	–	1	–
Recognized in other comprehensive income	(753)	(115)	(84)
Recognized in equity	–	2	(7)
Acquisitions through business combinations and disposals	(6)	4	–
Translation differences	50	(103)	36
As of 31 December	990	1 562	4 734

(1) In 2019, adoption of IFRS 16, Leases.

Amount of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization:

EURm	2021	2020
Temporary differences	13 487	14 258
Tax losses carried forward	19 393	19 021
Tax credits	342	341
Total	33 222	33 620

Deferred tax assets are recognized to the extent it is probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized in the relevant jurisdictions.

Nokia continually evaluates the probability of utilizing its deferred tax assets and considers both positive and negative evidence in its assessment. At 31 December 2020, Nokia concluded based on its assessment that it is not probable that it will be able to utilize the unused tax losses, unused tax credits and deductible temporary differences in Finland in the foreseeable future. This assessment was done primarily based on the historical performance. Consequently, Nokia derecognized EUR 2 918 million of deferred tax assets related to Finland.

At 31 December 2021, Nokia continues to conclude that such utilization is not probable. When an entity has incurred losses in recent years in a certain jurisdiction, additional caution should be exercised before a deferred tax asset is recognized. The entity recognizes a deferred tax asset arising from unused losses or tax credits only to the extent the entity has sufficient taxable temporary differences or there is convincing other evidence that sufficient tax profit will be available against which the unused tax losses or unused tax credits can be utilized in the future. Positive evidence of future taxable profits may be assigned less weight in assessing the appropriateness of recording a deferred tax asset when there is other negative evidence such as cumulative losses, which are considered strong evidence that future taxable profits may not be available.

In 2021, Nokia generated accounting and taxable profit in Finland and there were improvements in financial performance compared to the previous periods. At 31 December 2021, Nokia does not consider that it has generated an established pattern of sufficient tax profitability to conclude that it is probable that Nokia will be able to utilize the deferred tax assets in Finland. This conclusion is based on the weighting of objective negative evidence against more subjective positive evidence. The primary factors in this weighting were the more objective record of a pattern of financial performance compared to the more inherently subjective expectations regarding future financial performance in Finland.

Nokia continues to assess the realizability of deferred tax assets including in particular its actual profit record and may re-recognize deferred tax assets related to Finland where a clear pattern of tax profitability can be established.

The majority of the unrecognized temporary differences, tax losses and tax credits relate to France and Finland. Based on the pattern of losses in the past years in France and the lack of convincing enough evidence of sufficient taxable profit in the future years in Finland, it is uncertain whether these deferred tax assets can be utilized in the foreseeable future. A significant portion of the French unrecognized deferred tax assets are indefinite in nature and available against future French tax liabilities, subject to a limitation of 50% of annual taxable profits. The majority of Finnish unrecognized deferred tax assets are not subject to expiry and are available against future Finnish tax liabilities.

Expiry of tax losses carried forward and unused tax credits:

	2021			2020
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	132	2 508	2 640	163	2 364	2 527
Thereafter	–	3	3	7	–	7
No expiry	2 172	16 882	19 054	1 810	16 657	18 467
Total	2 304	19 393	21 697	1 980	19 021	21 001
Tax credits
Within 10 years	32	325	357	29	326	355
Thereafter	49	4	53	36	2	38
No expiry	177	13	190	206	13	219
Total	258	342	600	271	341	612

Nokia has undistributed earnings of EUR 422 million (EUR 645 million in 2020) for which a deferred tax liability has not been recognized as these earnings will not be distributed in the foreseeable future.